Convertible Notes (Details) - Schedule of fair value of the derivative liabilities	9 Months Ended	10 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Convertible Notes (Details) - Schedule of fair value of the derivative liabilities [Line Items]
Dividend rate
Probability of uplist offering	50.00%
Minimum [Member]
Convertible Notes (Details) - Schedule of fair value of the derivative liabilities [Line Items]
Term (in years)	2 years 6 months	2 years 6 months
Risk—free interest rate	0.14%	0.14%
Maximum [Member]
Convertible Notes (Details) - Schedule of fair value of the derivative liabilities [Line Items]
Term (in years)	5 years	5 years
Risk—free interest rate	2.80%	0.27%
Convertible Debt [Member]
Convertible Notes (Details) - Schedule of fair value of the derivative liabilities [Line Items]
Dividend rate
Convertible Debt [Member] | Minimum [Member]
Convertible Notes (Details) - Schedule of fair value of the derivative liabilities [Line Items]
Term (in years)	1 month 2 days
Volatility	55.00%
Risk—free interest rate	0.04%
Default probability	10.00%
Convertible Debt [Member] | Maximum [Member]
Convertible Notes (Details) - Schedule of fair value of the derivative liabilities [Line Items]
Term (in years)	6 months
Volatility	90.00%
Risk—free interest rate	2.90%
Default probability	12.50%